Shareholder Report, Average Annual Return (Details)		12 Months Ended	48 Months Ended		60 Months Ended	91 Months Ended		93 Months Ended	107 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024 [3]	Oct. 31, 2024 [7]	Oct. 31, 2024
New World Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	15.79%			5.15%					5.32%
New World Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	20.94%			5.60%					5.29%
New World Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	20.07%			6.11%	7.34%	[2]
New World Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class F-1
Average Annual Return, Percent	[1]	22.87%			6.41%					5.96%
New World Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class F-2
Average Annual Return, Percent	[1]	23.20%			6.71%					6.25%
New World Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class F-3
Average Annual Return, Percent	[1]	23.34%			6.83%			8.33%
New World Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	18.51%			5.61%					5.52%
New World Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	20.91%			5.56%					5.49%
New World Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-E
Average Annual Return, Percent	[1]	22.57%			6.16%					5.69%
New World Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	20.00%			6.07%	7.30%	[4]
New World Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-F-1
Average Annual Return, Percent	[1]	23.04%			6.59%					6.12%
New World Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-F-2
Average Annual Return, Percent	[1]	23.21%	5.61%	[5]
New World Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-F-3
Average Annual Return, Percent	[1]	23.22%	5.65%	[6]
New World Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class R-1
Average Annual Return, Percent	[1]	22.02%			5.65%					5.16%
New World Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class R-2
Average Annual Return, Percent	[1]	22.01%			5.66%					5.20%
New World Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class R-2E
Average Annual Return, Percent	[1]	22.37%			5.97%					5.53%
New World Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class R-3
Average Annual Return, Percent	[1]	22.56%			6.13%					5.67%
New World Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class R-4
Average Annual Return, Percent	[1]	22.93%			6.46%					6.00%
New World Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class R-5E
Average Annual Return, Percent	[1]	23.17%			6.67%				7.86%
New World Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class R-5
Average Annual Return, Percent	[1]	23.29%			6.77%					6.32%
New World Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class R-6
Average Annual Return, Percent	[1]	23.35%			6.83%					6.37%
Without Sales Load [Member] | New World Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	22.85%			6.40%					5.94%
Without Sales Load [Member] | New World Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	21.94%			5.60%					5.29%
Without Sales Load [Member] | New World Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	23.15%			6.65%	7.70%	[2]
Without Sales Load [Member] | New World Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	22.81%			6.37%					5.90%
Without Sales Load [Member] | New World Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	21.91%			5.56%					5.49%
Without Sales Load [Member] | New World Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New World Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	23.08%			6.60%	7.66%	[4]
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[8]	32.79%	12.68%	[5],[6]	11.08%	10.49%	[2],[4]	10.65%	10.19%	9.06%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent	[8]	25.32%	2.87%	[5],[6]	3.93%	4.58%	[2],[4]	5.16%	5.74%	3.43%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.